Prepayments, Other Receivables and Other Current Assets - Schedule of Prepayments, Other Receivables and Other Current Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Prepayments, Other Receivables and Other Current Assets [Abstract]
Deposits and prepayments	$ 77,538	$ 47,437
Advance to suppliers	460,657	715,038
Prepayments, other receivables and other current assets	$ 538,195	$ 762,475